BUSINESS REALIGNMENT ACTIVITIES - SCHEDULE OF LIABILITY ACTIVITY FOR COSTS QUALIFYING AS EXIT AND DISPOSAL COSTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Restructuring Reserve [Roll Forward]
Liability balance at December 31, 2016	$ 3,725
2017 business realignment charges	61,872
Cash payments	(26,536)
Other, net	(69)
Liability balance at December 31, 2017	$ 38,992